BUSINESS COMBINATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
BUSINESS COMBINATIONS

NOTE 7 – BUSINESS COMBINATIONS

On May 14, 2020, in a reverse triangular merger, the Company completed the acquisition of 100% of Ecessa Corporation. Ecessa designs and distributes software-defined wide area networking (SD-WAN) solutions for businesses through the deployment of over 10,000 field installations (since 2002) of Ecessa Edge®, PowerLink®, and WANworX® controllers. The acquisition expands the Company’s IoT intelligent edge products and services and provides opportunities to expand the Company’s services platform. The purchase price was $4,642,000, with cash acquired totaling $666,000. The purchase price includes initial consideration of $4,666,000 and $(24,000) in working capital adjustments.

The assets and liabilities of Ecessa were recorded in the consolidated balance sheet within the Services & Support segment as of the acquisition date, at their respective fair values. The purchase price allocation is based on the estimated fair value of assets acquired and liabilities assumed and has been allocated as follows:

May 14, 2020
Current assets	$1,101,000
Property, plant, and equipment	127,000
Other long-term assets	421,000
Intangible assets	2,260,000
Goodwill	1,341,000
Total assets	5,250,000

Total liabilities	608,000

Net assets acquired	$4,642,000

Identifiable intangible assets are definite-lived assets. These assets include trade name/trademark/internet domain assets, non-compete agreements, customer relationships, and internally developed software intangible assets, and have a weighted average amortization period of 7 years, which matches the weighted average useful life of the assets. Goodwill recorded as part of the purchase price allocation is not tax deductible.

On November 3, 2020, the Company acquired the operating assets of privately held IVDesk Minnesota, Inc. (“IVDesk”) from a third-party receiver (“Receiver”). IVDesk provides private cloud services to small- and mid-size businesses (SMB), with a particular focus on the financial services industry. The acquisition expands the

Company’s monthly recurring revenue service model, bringing additional resources and experience in cloud-delivered applications. The purchase price was $1,368,000 and includes initial consideration of $950,000, working capital adjustments of $(132,000), and $550,000 in contingent consideration, which the Company agreed to pay in additional consideration upon retaining a certain customer level 120 days after closing. During March 2021, upon meeting the requirements of the earn-out, the Company paid the Receiver the additional consideration. At September 30, 2021, the Company had no further liabilities related to the contingent consideration.

The assets and liabilities of IVDesk are recorded in the consolidated balance sheet within the Services & Support segment at September 30, 2021. The purchase price allocation was based on estimates of the fair value of assets acquired and liabilities assumed, and included total assets of $1,500,000, including property, plant, and equipment of $35,000, goodwill of $745,000 and intangible assets of $720,000, and total liabilities of $132,000. Identifiable intangible assets are definite-lived assets. These assets include customer relationships and have a weighted average amortization period of 8 years, which matches the weighted average useful life of the assets.

NOTE 5 –BUSINESS COMBINATIONS

On May 14, 2020, in a reverse triangular merger, the Company completed the acquisition of 100% of Ecessa Corporation. Ecessa designs and distributes software-defined wide area networking (SD-WAN) solutions for businesses through the deployment of over 10,000 field installations (since 2002) of Ecessa Edge®, PowerLink®, and WANworX® controllers. The acquisition expands the Company’s IoT intelligent edge products and services and provides opportunities to expand the Company’s services platform. The purchase price was $4,642,000, with cash acquired totaling $666,000. The purchase price includes initial consideration of $4,666,000 and $ (24,000) in working capital adjustments.

The assets and liabilities of Ecessa were recorded in the consolidated balance sheet within the Services & Support segment as of the acquisition date, at their respective fair values. The purchase price allocation is based on the estimated fair value of assets acquired and liabilities assumed and has been allocated as follows:

May 14, 2020

Current assets	$1,101,000
Property, plant, and equipment	127,000
Other long-term assets	421,000
Intangible assets	2,260,000
Goodwill	1,341,000
Total assets	5,250,000

Total liabilities	608,000

Net assets acquired	$4,642,000

Identifiable intangible assets are definite-lived assets. These assets include trade name/trademark/internet domain assets, non-compete agreements, customer relationships, and internally developed software intangible assets, and have a weighted average amortization period of 7 years, which matches the weighted average useful life of the assets. Goodwill recorded as part of the purchase price allocation is not tax deductible. The pro forma impact of Ecessa was not significant to the Company’s results for the year ended December 31, 2020. Ecessa’s revenue and operating loss since acquisition are $1,265,000 and $ (598,000), respectively. The operating loss is primarily due to the revaluation of $1,561,000 of pre-acquisition deferred revenue to a preliminary fair value of $257,000 as of the opening balance sheet date and $205,000 of intangibles amortization, thus lowering revenue recognized and increasing post-acquisition expenses on a similar operating cost structure. The Company is still in process of integrating Ecessa into its operations and therefore has not realized all potential cost-saving synergies.

On November 3, 2020, the Company acquired the operating assets of privately held IVDesk Minnesota, Inc. (“IVDesk”) from a third-party receiver (“Receiver”). IVDesk provides private cloud services to small- and mid-size businesses (SMB), with a particular focus on the financial services industry. The acquisition expands the Company’s monthly recurring revenue service model, bringing additional resources and experience in cloud-delivered applications. The purchase price was $1,368,000 and includes initial consideration of $950,000, working capital adjustments of $ (132,000), and $550,000 in contingent consideration. The Company has agreed to pay up to $550,000 in additional consideration upon retaining a certain customer level 120 days after closing. The Company provided the Receiver as seller a $550,000 letter of credit to secure its obligation to pay the earn-out under the asset purchase agreement. At December 31, 2020, the Company had estimated liabilities of $550,000 related to the outstanding consideration. During March 2021, upon meeting the requirements of the earn-out, the Company paid the Receiver the additional consideration.

The estimated assets and liabilities of IVDesk are recorded in the consolidated balance sheet within the Services & Support segment at December 31, 2020. The preliminary purchase price allocation was based on estimates of the fair value of assets acquired and liabilities assumed, and included total assets of $1,500,000, including estimated goodwill of $745,000 and estimated intangibles of $720,000, and total liabilities of $132,000. The fair value of acquired identifiable intangible assets of $720,000 is provisional depending on the final valuations for those assets. All balances recorded are estimated amounts and the Company expects to finalize the purchase price allocation during the first half of 2021 as the valuation of identifiable assets and liabilities is completed. The pro forma impact of IVDesk was not significant to the Company’s results for the year ended December 31, 2020. IVDesk’s revenue since acquisition was $401,000.